Prepaid Expenses (Details Narrative) - Endless One Global [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expense	$ 1,335,255	$ 1,274,955	$ 959,780
Prepaid rent	25,000	25,000
Prepaid consulting fees	7,500	0
Vendor [Member] | Mobile and Web Applications [Member]
Prepaid expense	$ 71,450	$ 71,450	$ 0